Equity-based Compensation	9 Months Ended	12 Months Ended
	Nov. 02, 2014	Feb. 02, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-based Compensation

Note 7: Equity-based Compensation

In June 2010 the members of D&B Entertainment board of directors approved the 2010 Stock Incentive Plan, which provides for the granting of options to acquire stock in D&B Entertainment to certain of our employees, outside directors and consultants. The options are subject to either time-based vesting or performance-based vesting. As a result of the IPO, all unvested performance-based shares were modified and fully vested. We recognized compensation expense of $859 during the thirteen weeks ended November 2, 2014 related to the accelerated vesting of these performance-based options. All time-based options will continue to vest under the existing vesting schedule. As a result of the performance-based options fully vesting, we re-evaluated our forfeiture assumptions and recognized additional compensation expense of $221 during the thirteen weeks ended November 2, 2014.

In connection with the IPO, we adopted the 2014 Stock Incentive Plan which provides for grants of stock options, stock appreciation rights, restricted stock, other stock-based awards and cash-based awards. The number of shares of common stock available for issuance under the 2014 Stock Incentive Plan may not exceed 3,100,000. During the thirteen weeks ended November 2, 2014, 444,969 options to purchase our common stock at an exercise price equal to the initial public offering price ($16.00) were granted under the 2014 Stock Incentive Plan. Half of the options will vest three years after the grant date and the other half will vest four years after the grant date. The fair value of these stock options was estimated using the Black-Scholes option valuation model, which relied on the following assumptions: expected volatility (51.29%), expected dividend yield (0%), expected weighted-average term of the awards (6.75 years): risk-free interest rate (based on U.S. Treasury rates) (1.96%) and estimated fair value at the grant date ($16.00).

We recognized equity-based compensation as a component of general and administrative expenses of $1,361 and $287 during the thirteen weeks ended November 2, 2014 and November 3, 2013, respectively, and $1,864 and $909 during the thirty-nine weeks ended November 2, 2014 and November 3, 2013, respectively. Of the total equity-based compensation recognized in the thirty-nine weeks ended November 2, 2014,$64 is related to stock options granted at the date of the IPO. As of November 2, 2014, total unrecognized compensation expense related to non-vested stock awards, including an estimate for pre-vesting forfeitures was $4,009, which is expected to be recognized over a weighted-average period of 3.9 years.

Note 10: Common Stock

Stock Option Plans-Successor

In June 2010 the members of D&B Entertainment board of directors approved the adoption of the 2010 D&B Entertainment Incentive Plan. The 2010 D&B Entertainment Incentive Plan provides for the granting of options to acquire stock in D&B Entertainment to certain of our employees, outside directors and consultants. The options are subject to either time-based vesting or performance-based vesting. Options granted under the 2010 D&B Entertainment Incentive Plan terminate on the ten-year anniversary of the grants.

The various options provided for in the 2010 D&B Entertainment Incentive Plan are as follows, in each case subject to the grantees continued employment with or service to D&B Entertainment or its subsidiaries (subject to certain conditions in the event of grantee termination):

Service-based options

These options contain a service-based (or time-based) vesting provision, whereby the options will vest annually in five equal amounts.

Performance-based options

These options contain various performance-based vesting provisions depending on the type of performance option granted. Adjusted EBITDA vesting options vest over a prescribed time period based on D&B Entertainment meeting certain profitability targets for each fiscal year during the vesting period. Adjusted EBITDA vesting options also vest upon a D&B Entertainment change of control provided that internal rate of return (IRR) conditions stipulated by the Oak Hill Funds are met. IRR vesting options vest upon a change in control of D&B Entertainment if the Oak Hill Fund’s internal rate of return is greater than or equal to certain percentages set forth in the applicable option agreement. Any options that have not vested prior to a change of control or do not vest in connection with a change of control will be forfeited by the grantee upon a change of control for no consideration.

Transactions during fiscal 2013 under the 2010 D&B Entertainment Incentive Plan were as follows:

	SERVICE BASED OPTIONS		PERFORMANCE BASED OPTIONS
	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE
Options outstanding at beginning of year	1,117,255	$4.69	2,736,258	$4.51
Granted	227,657	8.72	16,874	9.93
Exercised	(9,990)	4.44	(8,009)	4.44
Forfeited	(31,686)	5.04	(54,311)	4.44

Options outstanding at end of year	1,303,236	5.39	2,690,812	4.54

Options exercisable at end of year	589,457	$4.71	749,870	$4.65

We recorded share-based compensation expense related to our stock option plan of $1,207, $1,099 and $1,038 during the fiscal year ended February 2, 2014, February 3, 2013 and January 29, 2012 respectively. The unrecognized expense related to our stock option plan totaled approximately $1,504 as of February 2, 2014 and will be expensed over a weighted average 1.6 years. The weighted average grant date fair value per option granted in fiscal year 2013 was $8.81. The average remaining term for all options outstanding at February 2, 2014 is 6.6 years.

In the event that vesting of the previously unvested options is accelerated for any reason, the remaining unamortized share-based compensation would be accelerated. In addition, assumptions made regarding forfeitures in determining the remaining unamortized share-based compensation would be re-evaluated to determine if additional share-based compensation expense would be required for any changes in the underlying assumptions.

Other Information—Related Party Transactions

On September 30, 2010, we repurchased one thousand five hundred shares of our common stock from a former member of management for $1,500, of which $500 was paid in fiscal 2010 and $1,000 was paid in fiscal 2011 by Dave & Buster’s, Inc. on behalf of us prior to January 29, 2012. As described below, we subsequently resold approximately seventy-five and eight hundred thirty-three of the purchased shares on March 23, 2011 and January 18, 2012, respectively. We continue to retain approximately five hundred ninety-two of the purchased shares as treasury stock.

On March 23, 2011, we sold to a member of management seventy-five shares of our common stock held as treasury stock for an aggregate price of $75, the value based on an independent third party valuation prepared as of January 30, 2011.

On June 28, 2011, we repurchased approximately ninety shares of our common stock from a former member of management for approximately $90, of which the Dave & Buster’s, Inc., on behalf of us, paid $15. The purchased shares are being retained as treasury stock by the Company.

On January 13, 2012, we repurchased approximately four hundred twenty-two shares of our common stock from a former member of management for approximately $507, all of which was paid by Dave & Buster’s, Inc. on behalf of us. The purchased shares are being retained as treasury stock by the Company.

On January 18, 2012, we sold approximately eight hundred thirty-three shares of our common stock previously held as treasury stock to three outside directors for an aggregate price of approximately $1,000. Proceeds from the sale were used to repay funds that had been advanced to us by Dave & Buster’s, Inc. The per share sales price approximates the value per share as determined by an independent third party valuation prepared as of October 30, 2011.

On January 6, 2014, a former member of management exercised his option for 17,999 shares at a strike price of $4.44. The Company issued new shares in satisfaction of this exercise. Proceeds from the exercise were allocated to Dave & Buster’s in anticipation of future expenses.

Subsequent to the transactions described above, the Oak Hill Funds controls approximately 95.4% and certain members of our Board of Directors and management control approximately 4.5% of the outstanding common stock. The remaining 0.1% is owned by a former member of management.